Inventory - Disclosure of inventories (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Work in Progress	$ 17,025,863	$ 10,048,518
Finished Goods	15,228,991	2,413,449
Total	$ 32,254,854	$ 12,461,967